Commitments - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of commitments [line items]
Contractual commitments to purchase slag, estimated undiscounted future cash flows	$ 6,378.0
Contractual commitment to purchase limestone	2.5
Sinoma International Engenieering Co. Ltd. [member]
Disclosure of commitments [line items]
Commitment due to agreement	285.2	$ 1.4	€ 0.4	$ 2,215.4	$ 107.7	€ 413.0
2021 [member]
Disclosure of commitments [line items]
Provision of natural gas commitment	798.7
Electrical energy consumption commitment annual payment	13,096.1
2022 [member]
Disclosure of commitments [line items]
Electrical energy consumption commitment annual payment	1,191.5
2022 [member]
Disclosure of commitments [line items]
Electrical energy consumption commitment annual payment	$ 10,713.0